Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Boyar Value Fund Inc
Entity Central Index Key	0001041003
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000030254
Shareholder Report [Line Items]
Fund Name	Boyar Value Fund, Inc.
Class Name	Class A
Trading Symbol	BOYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Boyar Value Fund, Inc. for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boyarassetmanagement.com/individual-investors-boyar-value-fund. You can also request this information by contacting us at 1-800-266-5566.
Additional Information Phone Number	1-800-266-5566
Additional Information Website	https://www.boyarassetmanagement.com/individual-investors-boyar-value-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%
AssetsNet	$ 20,976,448
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 53,824
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$20,976,448
Number of Portfolio Holdings	33
Advisory Fee	$53,824
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.9%
Consumer Staples	3.7%
Industrials	3.7%
Health Care	4.6%
Technology	13.7%
Communications	17.1%
Consumer Discretionary	26.5%
Financials	29.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ameriprise Financial, Inc.	11.7%
Microsoft Corporation	9.3%
JPMorgan Chase & Company	8.3%
Home Depot, Inc. (The)	7.6%
Uber Technologies, Inc.	6.7%
Bank of America Corporation	4.8%
Atlanta Braves Holdings, Inc., Class C	4.4%
Walt Disney Company (The)	4.2%
Bank of New York Mellon Corporation (The)	4.1%
Madison Square Garden Sports Corporation	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.